PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.1% of Net Assets

Non-Convertible Bonds – 84.8%

	ABS Home Equity – 0.1%
$ 113,670	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 1.109%, 9/19/2045(a)	$81,724
100,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	95,833

		177,557

	Aerospace & Defense – 2.1%
100,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	93,724
850,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	833,000
95,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	95,951
140,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	142,276
263,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	299,036
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	58,275
615,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	577,279
190,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	196,851
235,000	TransDigm, Inc., 4.625%, 1/15/2029	219,718
460,000	TransDigm, Inc., 4.875%, 5/01/2029	431,144
100,000	TransDigm, Inc., 5.500%, 11/15/2027	99,250

		3,046,504

	Airlines – 1.5%
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	226,688
1,810,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	1,803,212
260,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026, 144A	260,148

		2,290,048

	Automotive – 2.4%
105,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	108,938
75,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	75,725
815,000	Ford Motor Co., 3.250%, 2/12/2032	727,901
820,000	Ford Motor Co., 9.000%, 4/22/2025	938,998

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 820,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	$778,358
105,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	101,939
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	114,138
55,000	Goodyear Tire & Rubber Co. (The), 5.000%, 7/15/2029, 144A	51,236
180,000	Goodyear Tire & Rubber Co. (The), 5.250%, 7/15/2031, 144A	166,446
300,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028	275,423
40,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	40,102
65,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	59,223
40,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	42,150
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	74,481

		3,555,058

	Banking – 1.2%
410,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	362,358
600,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	575,964
800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	764,437

		1,702,759

	Brokerage – 0.2%
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	51,150
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	191,496

		242,646

	Building Materials – 2.3%
385,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	358,531
265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	260,659
1,060,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	967,261
285,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	283,575
290,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	269,134
50,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	42,632

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$ 375,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	$337,500
235,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	220,115
130,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	121,388
250,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	201,933
125,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	107,500
105,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	96,175
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	44,438
165,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	135,067

		3,445,908

	Cable Satellite – 8.4%
410,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	367,504
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	77,200
725,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	660,823
610,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	529,782
305,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	286,179
1,355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	1,301,125
620,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	577,369
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	208,565
435,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	389,877
555,000	CSC Holdings LLC, 4.625%, 12/01/2030	464,141
2,720,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	2,274,709
205,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	171,761
250,000	CSC Holdings LLC, 5.750%, 1/15/2030	222,500
730,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	718,137
680,000	DISH DBS Corp., 5.125%, 6/01/2029	579,081
150,000	DISH DBS Corp., 7.375%, 7/01/2028	142,125

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$ 675,000	DISH DBS Corp., 7.750%, 7/01/2026	$670,612
283,707	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(c)	215,314
93,081	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(c)	43,076
300,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	283,688
800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	782,488
125,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	95,450
310,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	291,050
110,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	105,600
475,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	448,635
600,000	Ziggo BV, 4.875%, 1/15/2030, 144A	564,810

		12,471,601

	Chemicals – 1.1%
150,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	139,340
55,000	Chemours Co. (The), 5.375%, 5/15/2027	54,863
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	138,750
150,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	153,101
75,000	Diamond BC BV, 4.625%, 10/01/2029, 144A	67,123
330,000	Hercules LLC, 6.500%, 6/30/2029	350,674
80,000	Methanex Corp., 5.125%, 10/15/2027	80,400
20,000	Methanex Corp., 5.250%, 12/15/2029	20,300
185,000	Olin Corp., 5.000%, 2/01/2030	183,150
65,000	Olin Corp., 5.125%, 9/15/2027	64,791
5,000	Olin Corp., 5.625%, 8/01/2029	5,062
465,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	422,306

		1,679,860

	Construction Machinery – 0.1%
75,000	Ritchie Bros Holdings, Inc., 4.750%, 12/15/2031, 144A	73,133
125,000	Titan International, Inc., 7.000%, 4/30/2028	125,402

		198,535

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 2.9%
$ 640,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	$594,400
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	176,433
95,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	80,478
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	32,352
45,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	40,250
440,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030, 144A	404,800
330,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	311,025
240,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	271,680
60,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	61,200
1,555,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	1,457,813
760,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	785,794

		4,216,225

	Consumer Products – 0.6%
20,000	Coty, Inc., 6.500%, 4/15/2026, 144A	19,886
305,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	284,600
250,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	218,871
175,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	173,687
135,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	115,763

		812,807

	Diversified Manufacturing – 0.3%
120,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	107,700
120,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	109,206
200,000	TK Elevator U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	197,806

		414,712

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – 1.1%
$ 1,060,000	Calpine Corp., 5.125%, 3/15/2028, 144A	$1,009,735
315,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	277,071
40,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	35,200
140,000	PG&E Corp., 5.000%, 7/01/2028	135,324
25,000	PG&E Corp., 5.250%, 7/01/2030	24,247
150,000	Talen Energy Supply LLC, 7.625%, 6/01/2028, 144A	138,945

		1,620,522

	Environmental – 0.2%
315,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	289,800

	Finance Companies – 4.7%
455,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	390,162
105,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	95,461
375,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	358,125
150,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(d)	136,280
115,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	107,813
385,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	362,100
655,000	Navient Corp., 4.875%, 3/15/2028	602,376
170,000	Navient Corp., 5.000%, 3/15/2027	161,925
840,000	Navient Corp., 5.500%, 3/15/2029	782,250
95,000	Navient Corp., 6.750%, 6/25/2025	97,596
785,000	OneMain Finance Corp., 4.000%, 9/15/2030	692,762
190,000	OneMain Finance Corp., 5.375%, 11/15/2029	184,598
365,000	OneMain Finance Corp., 7.125%, 3/15/2026	390,145
220,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	224,231
275,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	270,397
115,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	105,587

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$ 380,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	$347,263
890,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	805,450
975,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	854,002

		6,968,523

	Financial Other – 2.5%
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	66,725
200,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(e)(f)(g)	29,136
200,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(e)	28,898
200,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(e)	34,456
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	24,836
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	41,770
105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	96,338
1,970,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,933,407
70,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	71,400
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	37,750
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	37,994
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	75,068
225,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	208,125
620,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	591,300
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	122,112
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)(g)	57,980
200,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026	47,538
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(f)(g)	50,726
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	75,834
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)(f)(g)	52,060

		3,683,453

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 2.0%
$ 65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	$63,050
165,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	164,175
925,000	MARB BondCo PLC, 3.950%, 1/29/2031, 144A	820,937
140,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	127,575
230,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	228,896
370,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	327,816
645,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	580,790
135,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	129,894
105,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	98,438
120,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	101,607
140,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	119,363
205,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	195,519

		2,958,060

	Gaming – 3.1%
520,000	Boyd Gaming Corp., 4.750%, 12/01/2027	517,400
165,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	159,019
330,000	Caesars Entertainment, Inc., 4.625%, 10/15/2029, 144A	308,550
220,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	227,137
190,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	203,576
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, 7/01/2025, 144A	102,059
220,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	219,450
400,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	339,000
200,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	175,922
205,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	206,537
255,000	MGM Resorts International, 5.500%, 4/15/2027	257,550
110,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	109,312

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Gaming – continued
$ 575,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	$595,985
330,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	345,675
200,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	154,568
230,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	198,950
450,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	381,375
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	155,306

		4,657,371

	Government Owned - No Guarantee – 0.4%
135,000	EcoPetrol S.A., 4.625%, 11/02/2031	122,175
340,000	Petroleos Mexicanos, 5.950%, 1/28/2031	313,824
280,000	YPF S.A., 6.950%, 7/21/2027, 144A	209,623

		645,622

	Healthcare – 3.8%
100,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	92,875
110,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	102,300
710,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	681,451
270,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	251,227
65,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	63,863
235,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	244,734
400,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	350,000
180,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	168,084
155,000	Encompass Health Corp., 4.500%, 2/01/2028	151,900
300,000	Encompass Health Corp., 4.750%, 2/01/2030	288,000
310,000	HCA, Inc., 7.050%, 12/01/2027	348,362
145,000	HCA, Inc., 7.500%, 11/06/2033	181,975
115,000	HCA, Inc., MTN, 7.750%, 7/15/2036	144,612
470,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	444,095

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$ 75,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	$69,916
40,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	40,387
210,000	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029, 144A	195,231
325,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	293,452
75,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	73,236
615,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	590,874
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	98,125
345,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	350,606
355,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	364,441
95,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	93,812

		5,683,558

	Home Construction – 0.6%
215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	192,289
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)(h)(i)	—
100,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	98,800
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	31,579
40,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	37,300
230,000	KB Home, 4.800%, 11/15/2029	222,010
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	190,550
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)(g)	45,280
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)(g)	21,838

		839,646

	Independent Energy – 5.7%
85,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	86,806
120,000	Apache Corp., 5.350%, 7/01/2049	115,500
220,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	217,380
215,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	220,480

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 230,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	$246,675
45,000	California Resources Corp., 7.125%, 2/01/2026, 144A	46,790
435,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	458,564
115,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	115,587
240,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	245,780
120,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	127,096
105,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	108,316
150,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	150,699
165,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	159,225
85,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	81,728
81,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	83,217
20,000	EQT Corp., 3.125%, 5/15/2026, 144A	19,425
40,000	EQT Corp., 3.625%, 5/15/2031, 144A	38,200
5,000	EQT Corp., 5.000%, 1/15/2029	5,162
55,000	EQT Corp., 6.625%, 2/01/2025	58,095
225,000	EQT Corp., 7.500%, 2/01/2030	260,719
60,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	60,377
85,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	86,458
285,000	Matador Resources Co., 5.875%, 9/15/2026	290,216
125,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	126,719
345,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	361,215
130,000	Murphy Oil Corp., 6.375%, 12/01/2042	124,600
425,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	442,773
65,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	66,625
40,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	39,100
155,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	152,675

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 300,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	$277,500
210,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	196,350
50,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	47,500
145,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	153,700
340,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	399,500
85,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	103,700
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	49,900
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	130,209
605,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	775,912
115,000	PDC Energy, Inc., 5.750%, 5/15/2026	116,580
120,000	Penn Virginia Holdings LLC, 9.250%, 8/15/2026, 144A	126,576
38,000	Range Resources Corp., 5.000%, 3/15/2023	38,266
85,000	Range Resources Corp., 8.250%, 1/15/2029	93,152
110,000	SM Energy Co., 5.625%, 6/01/2025	109,863
285,000	SM Energy Co., 6.500%, 7/15/2028	294,100
165,000	SM Energy Co., 6.750%, 9/15/2026	169,665
25,000	Southwestern Energy Co., 4.750%, 2/01/2032	24,969
290,000	Southwestern Energy Co., 5.375%, 2/01/2029	293,625
140,000	Southwestern Energy Co., 5.375%, 3/15/2030	142,269
20,000	Southwestern Energy Co., 7.750%, 10/01/2027	21,175
115,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	115,863
95,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	98,336

		8,374,912

	Industrial Other – 0.2%
220,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	211,801
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	126,750

		338,551

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Leisure – 3.5%
$ 80,000	Boyne USA, Inc., 4.750%, 5/15/2029, 144A	$76,800
875,000	Carnival Corp., 5.750%, 3/01/2027, 144A	834,457
260,000	Carnival Corp., 6.000%, 5/01/2029, 144A	245,008
210,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium OP, 6.500%, 10/01/2028	213,675
125,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	116,735
110,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	103,387
370,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	360,750
655,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	622,355
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	9,502
285,000	NCL Corp. Ltd., 7.750%, 2/15/2029, 144A	288,674
70,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	64,914
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	111,421
325,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	302,312
1,065,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,015,275
120,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	114,449
180,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	175,050
115,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	104,813
375,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	342,282
110,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	102,299

		5,204,158

	Lodging – 1.5%
370,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	353,089
100,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	94,250
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	582,313
1,195,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	1,108,147
20,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	18,600
15,000	Travel & Leisure Co., 6.000%, 4/01/2027	15,450

		2,171,849

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – 2.7%
$ 305,000	AMC Networks, Inc., 4.250%, 2/15/2029	$284,624
390,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	364,198
130,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	132,040
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	120,125
140,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	28,833
170,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	162,557
355,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	329,706
395,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	377,225
160,000	Lamar Media Corp., 3.750%, 2/15/2028	151,927
55,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	53,006
310,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	295,669
175,000	McGraw-Hill Education, Inc., 8.000%, 8/01/2029, 144A	165,392
80,000	Netflix, Inc., 4.875%, 4/15/2028	83,900
205,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	218,673
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	5,413
45,000	Netflix, Inc., 5.875%, 11/15/2028	49,604
60,000	Netflix, Inc., 6.375%, 5/15/2029	67,847
105,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	106,281
120,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	112,950
35,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	35,919
65,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	59,963
120,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	114,900
185,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	167,887

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$ 120,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	$113,269
170,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	172,975
45,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	46,343
100,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	104,750

		3,925,976

	Metals & Mining – 3.4%
120,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	113,723
160,000	Allegheny Technologies, Inc., 5.125%, 10/01/2031	150,037
60,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	59,958
25,000	Carpenter Technology Corp., 6.375%, 7/15/2028	25,101
200,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	196,752
300,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	295,889
139,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	154,985
175,000	Commercial Metals Co., 4.125%, 1/15/2030	163,406
845,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	868,533
1,245,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	1,304,137
340,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	342,268
20,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	22,201
60,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	55,795
480,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	496,200
525,000	Novelis Corp., 4.750%, 1/30/2030, 144A	509,704
50,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	47,139
210,000	United States Steel Corp., 6.875%, 3/01/2029	218,400
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	38,300

		5,062,528

	Midstream – 3.4%
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	84,913

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$ 250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	$261,402
185,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	177,223
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	67,063
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	46,884
115,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	114,569
180,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	185,128
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	241,164
130,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	112,125
110,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	112,205
200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	208,908
105,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	101,325
160,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	160,626
115,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	108,590
300,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	301,591
120,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	122,566
150,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	141,540
665,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	682,257
50,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	49,539
265,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	266,566
145,000	NuStar Logistics LP, 5.750%, 10/01/2025	147,719
125,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	117,188
155,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	156,550
410,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	425,801
100,000	Western Midstream Operating LP, 5.450%, 4/01/2044	101,376
475,000	Western Midstream Operating LP, 5.750%, 2/01/2050	463,125

		4,957,943

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
$ 97,780	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.897%, 11/15/2031, 144A(a)(f)(g)	$79,104
220,004	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.897%, 11/15/2031, 144A(a)(f)(g)	169,997
260,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.947%, 5/10/2047, 144A(b)	244,053
100,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	97,615
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	861,948
45,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.163%, 8/10/2044, 144A(b)	37,199
100,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.688%, 6/10/2047, 144A(b)	90,551
245,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	234,807
250,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.675%, 10/15/2045, 144A(b)	246,301
100,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030, 144A(b)	91,058
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.897%, 11/15/2027, 144A(a)(g)(h)(i)	102,021
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.797%, 11/15/2027, 144A(a)(g)(h)(i)	40,753
145,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	90,176
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.172%, 11/15/2059(b)	51,403
100,338	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.294%, 3/15/2044, 144A(b)	43,647
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.347%, 12/15/2045(b)	73,351
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.779%, 6/15/2045, 144A(b)(f)(g)	18,437

		2,572,421

	Oil Field Services – 0.8%
125,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	129,849
90,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	91,350
10,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	10,200
55,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	56,788
147,600	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	146,751
384,375	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	380,531
47,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	47,144

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$ 140,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	$118,580
60,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	61,950
180,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	182,763
20,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	20,700

		1,246,606

	Packaging – 0.6%
370,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(d)	338,319
500,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	462,187
75,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	68,063
80,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	78,800

		947,369

	Pharmaceuticals – 3.9%
1,170,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	963,577
10,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	7,790
785,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	616,649
785,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	611,012
15,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	12,300
45,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	40,288
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	194,406
240,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	135,600
70,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	63,875
200,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	188,250
335,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	323,275
107,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	99,847
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	328,250
285,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	258,036
2,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,852,600

		5,695,755

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – 0.5%
$ 240,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	$221,911
240,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	230,405
160,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	147,264
125,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	116,562

		716,142

	Refining – 0.5%
55,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	57,036
50,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	48,529
395,000	Parkland Corp., 5.875%, 7/15/2027, 144A	394,012
115,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	92,406
80,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	82,418

		674,401

	REITs - Hotels – 0.3%
395,000	Service Properties Trust, 4.750%, 10/01/2026	361,425
70,000	Service Properties Trust, 7.500%, 9/15/2025	73,434

		434,859

	REITs - Mortgage – 0.2%
45,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	43,126
215,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	214,194
75,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	71,615

		328,935

	Restaurants – 0.7%
795,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	717,118
100,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	94,356
90,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	82,613
125,000	Yum! Brands, Inc., 3.625%, 3/15/2031	113,980

		1,008,067

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 2.2%
$ 75,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	$72,045
225,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	209,531
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	78,331
90,000	Asbury Automotive Group, Inc., 5.000%, 2/15/2032, 144A	83,659
70,000	At Home Group, Inc., 4.875%, 7/15/2028, 144A	62,300
190,000	At Home Group, Inc., 7.125%, 7/15/2029, 144A	164,350
140,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	140,825
75,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	78,750
100,000	Bath & Body Works, Inc., 6.750%, 7/01/2036	101,839
55,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	56,650
480,000	Carvana Co., 4.875%, 9/01/2029, 144A	396,401
255,000	Carvana Co., 5.500%, 4/15/2027, 144A	227,587
95,000	Carvana Co., 5.875%, 10/01/2028, 144A	84,596
35,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	32,594
50,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	47,000
90,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	86,963
85,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	72,781
115,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	118,105
250,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	241,601
250,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	258,125
115,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	107,256
240,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	216,000
245,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	217,437
180,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	162,173

		3,316,899

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – 4.8%
$ 185,000	Block, Inc., 2.750%, 6/01/2026, 144A	$174,866
145,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	141,013
215,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	202,274
1,830,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,589,492
86,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	81,451
760,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	686,565
75,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	70,500
320,000	Elastic NV, 4.125%, 7/15/2029, 144A	297,587
495,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	426,952
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	56,850
205,000	II-VI, Inc., 5.000%, 12/15/2029, 144A	200,387
185,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	170,849
465,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	442,620
120,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	117,600
95,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	88,669
370,000	NCR Corp., 5.000%, 10/01/2028, 144A	354,275
70,000	NCR Corp., 5.250%, 10/01/2030, 144A	66,357
190,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	191,368
180,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	180,416
455,000	Open Text Corp., 3.875%, 12/01/2029, 144A	432,250
175,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	165,519
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	108,350
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	112,200

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$ 90,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028, 144A	$78,089
175,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	158,813
65,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	67,875
260,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	288,245
60,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/01/2026, 144A	58,350
65,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	65,731
70,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	66,656

		7,142,169

	Transportation Services – 0.2%
100,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	100,054
190,000	Hertz Corp. (The), 4.625%, 12/01/2026, 144A	177,427

		277,481

	Treasuries – 2.9%
2,925,000	U.S. Treasury Note, 0.125%, 2/28/2023	2,885,695
1,390,000	U.S. Treasury Note, 0.125%, 3/31/2023	1,368,336

		4,254,031

	Wireless – 2.4%
640,000	Altice France S.A., 5.125%, 1/15/2029, 144A	573,331
200,000	Altice France S.A., 5.125%, 7/15/2029, 144A	179,250
495,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	489,456
200,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	189,300
400,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	375,200
305,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	299,425
1,630,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,455,590

		3,561,552

	Wirelines – 1.1%
200,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	182,500
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	128,995

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 135,000	Embarq Corp., 7.995%, 6/01/2036	$130,056
210,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	210,567
25,000	Lumen Technologies, Inc., 5.125%, 12/15/2026, 144A	23,812
150,000	Lumen Technologies, Inc., 5.375%, 6/15/2029, 144A	133,594
435,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	415,743
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	116,700
210,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	198,190
100,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	101,858

		1,642,015

	Total Non-Convertible Bonds (Identified Cost $134,717,808)	125,455,394

Convertible Bonds – 5.3%

	Airlines – 0.5%
590,000	Southwest Airlines Co., 1.250%, 5/01/2025	800,630

	Cable Satellite – 1.9%
3,065,000	DISH Network Corp., 3.375%, 8/15/2026	2,756,967

	Consumer Cyclical Services – 0.2%
310,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(j)	277,874
30,000	Zillow Group, Inc., 1.375%, 9/01/2026	39,694

		317,568

	Gaming – 0.1%
60,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	120,660

	Healthcare – 0.6%
990,000	Teladoc Health, Inc., 1.250%, 6/01/2027	835,065

	Leisure – 0.2%
305,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	279,359

	Media Entertainment – 0.2%
175,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	128,188
170,000	Twitter, Inc., Zero Coupon, 0.000%-2.963%, 3/15/2026(j)	142,715

		270,903

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – 1.3%
$ 340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$339,830
1,255,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,256,613
115,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(k)	106,962
225,000	Livongo Health, Inc., 0.875%, 6/01/2025	227,925

		1,931,330

	Technology – 0.3%
175,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	145,797
380,000	Splunk, Inc., 1.125%, 6/15/2027	362,900

		508,697

	Total Convertible Bonds (Identified Cost $8,445,736)	7,821,179

	Total Bonds and Notes (Identified Cost $143,163,544)	133,276,573

Collateralized Loan Obligations – 1.4%
295,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 6.754%, 7/20/2034, 144A(a)	279,149
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.750%, 7.004%, 12/19/2032, 144A(a)	241,256
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 6.224%, 10/20/2034, 144A(a)	243,151
250,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 6.991%, 10/15/2034, 144A(a)	242,459
260,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.615%, 4/21/2034, 144A(a)	251,098
310,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 6.504%, 7/02/2035, 144A(a)	302,236
260,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 6.186%, 10/15/2034, 144A(a)	251,521
250,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 6.383%, 1/15/2035, 144A(a)	242,322

	Total Collateralized Loan Obligations (Identified Cost $2,122,374)	2,053,192

Senior Loans – 0.0%

	Pharmaceuticals – 0.0%
66,853	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028 (a)(l) (Identified Cost $66,506)	66,545

Shares	Description	Value (†)
Preferred Stocks – 1.4%

Convertible Preferred Stocks – 1.4%

	Technology – 0.2%
3,797	Clarivate PLC, Series A, 5.250%	$257,702

	Wireless – 1.2%
1,607	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(f)(g)	1,791,805

	Total Convertible Preferred Stocks (Identified Cost $2,177,650)	2,049,507

	Total Preferred Stocks (Identified Cost $2,177,650)	2,049,507

Common Stocks – 0.2%
	Energy Equipment & Services – 0.0%
10,149	McDermott International Ltd.(m)	6,698

	Media – 0.1%
9,786	iHeartMedia, Inc., Class A(m)	185,249

	Oil, Gas & Consumable Fuels – 0.1%
3,650	Battalion Oil Corp.(m)	67,817

	Total Common Stocks (Identified Cost $841,517)	259,764

Other Investments – 0.0%
	Aircraft ABS – 0.0%
100	ECAF I Blocker Ltd.(g)(h)(i)(n) (Identified Cost $1,000,000)	65,920

Warrants – 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(h)(i)(m)	203
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(h)(i)(m)	226

	Total Warrants (Identified Cost $31,517)	429

Exchange-Traded Funds – 1.5%
26,835	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $2,304,298)	2,208,252

Principal Amount
Short-Term Investments – 1.8%
$ 2,686,640	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $2,686,640 on 4/01/2022 collateralized by $3,045,700 U.S. Treasury Bond, 2.000% due 8/15/2051 valued at $2,740,445 including accrued interest(o) (Identified Cost $2,686,640)	2,686,640

Description	Value (†)
Total Investments – 96.4% (Identified Cost $154,394,046)	$142,666,822
Other assets less liabilities – 3.6%	5,326,382

Net Assets – 100.0%	$147,993,204

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2022, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 2,316,363	1.6%	$209,123	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2022 is disclosed.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(c)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(d)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2022, interest payments were made in cash.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $2,316,363 or 1.6% of net assets.
(g)	Illiquid security.
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $209,123 or 0.1% of net assets.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(m)	Non-income producing security.
(n)	Securities subject to restriction on resale. At March 31, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$65,920	Less than 0.1%

(o)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $92,162,742 or 62.3% of net assets.
ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$839,646	$—	(a)	$839,646
Non-Agency Commercial Mortgage-Backed Securities	—	2,429,647	142,774	(b)	2,572,421
All Other Non-Convertible Bonds*	—	122,043,327	—		122,043,327

Total Non-Convertible Bonds	—	125,312,620	142,774		125,455,394

Convertible Bonds*	—	7,821,179	—		7,821,179

Total Bonds and Notes	—	133,133,799	142,774		133,276,573

Collateralized Loan Obligations	—	2,053,192	—		2,053,192
Senior Loans*	—	66,545	—		66,545
Preferred Stocks
Technology	257,702	—	—		257,702
Wireless	—	1,791,805	—		1,791,805

Total Preferred Stocks	257,702	1,791,805	—		2,049,507

Common Stocks*	259,764	—	—		259,764
Other Investments*	—	—	65,920	(b)	65,920
Warrants	—	—	429	(b)	429
Exchange-Traded Funds	2,208,252	—	—		2,208,252

Short-Term Investments	—	2,686,640	—		2,686,640

Total	$2,725,718	$139,731,981	$209,123		$142,666,822

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or March 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$12,427	$—	$(12,427)	$—	$—	$—	$—	$—	(a)	$(12,427)
Non-Agency Commercial Mortgage-Backed Securities	138,957		—	—	3,817	—	—	—	—	142,774		3,817
Collateralized Loan Obligations	250,000		—	—	—	—	—	—	(250,000)	—		—
Other Investments
Aircraft ABS	87,030		—	—	(21,110)	—	—	—	—	65,920		(21,110)
Warrants	1,264		—	—	(835)	—	—	—	—	429		(835)

Total	$477,251		$12,427	$—	$(30,555)	$—	$—	$—	$(250,000)	$209,123		$(30,555)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $250,000 was transferred from Level 3 to Level 2 during the period ended March 31, 2022. At December 31, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Industry Summary at March 31, 2022 (Unaudited)

Cable Satellite	10.3%
Independent Energy	5.7
Technology	5.3
Pharmaceuticals	5.2
Finance Companies	4.7
Healthcare	4.4
Leisure	3.7
Wireless	3.6
Metals & Mining	3.4
Midstream	3.4
Gaming	3.2
Consumer Cyclical Services	3.1
Treasuries	2.9
Media Entertainment	2.9
Financial Other	2.5
Automotive	2.4
Building Materials	2.3
Retailers	2.2
Aerospace & Defense	2.1
Airlines	2.0
Food & Beverage	2.0
Other Investments, less than 2% each	14.4
Short-Term Investments	1.8
Exchange-Traded Funds	1.5
Collateralized Loan Obligations	1.4

Total Investments	96.4
Other assets less liabilities	3.6

Net Assets	100.0%